Disclosure of equipment financing obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Net proceeds from equipment financing	$ 7,894	$ 0
Repayments of principal	(6,781)	(10,239)
Current portion of equipment financing obligations	4,154	6,078
Non-current portion of financing obligations	5,151	2,108
Equipment Financing [Member]
Statement [Line Items]
Lease liabilities, beginning balance	0
Net proceeds from equipment financing	7,894
Interest and accretion expense	233
Repayments of principal	(698)
Repayments of finance costs	233
Lease liabilities, ending balance	7,196	$ 0
Current portion of equipment financing obligations	2,464
Non-current portion of financing obligations	$ 4,732